Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Contract Revenue [Line Items]
Total	¥ 1,898,974	¥ 1,701,637	¥ 1,658,863
Fees and commissions on deposits
Disaggregation of Contract Revenue [Line Items]
Total	36,703	49,785	51,032
Fees and commissions on remittances and transfers
Disaggregation of Contract Revenue [Line Items]
Total	151,663	147,582	157,236
Fees and commissions on foreign trading business
Disaggregation of Contract Revenue [Line Items]
Total	74,485	69,010	56,344
Fees and commissions on credit card business
Disaggregation of Contract Revenue [Line Items]
Total	251,025	230,386	207,080
Fees and commissions on security-related services
Disaggregation of Contract Revenue [Line Items]
Total	278,502	224,900	264,530
Fees and commissions on administration and management services for investment funds
Disaggregation of Contract Revenue [Line Items]
Total	317,323	282,282	286,549
Trust fees
Disaggregation of Contract Revenue [Line Items]
Total	129,393	131,069	133,322
Guarantee fees
Disaggregation of Contract Revenue [Line Items]
Total	51,167	47,986	45,849
Insurance commissions
Disaggregation of Contract Revenue [Line Items]
Total	64,665	49,420	42,353
Fees and commissions on real estate business
Disaggregation of Contract Revenue [Line Items]
Total	68,439	68,407	65,611
Other fees and commissions
Disaggregation of Contract Revenue [Line Items]
Total	¥ 475,609	¥ 400,810	¥ 348,957